PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors


Enrique R. Arzac/2,4/     Douglas G. Ober/1/
Daniel E. Emerson/1,3/    Landon Peters/1,3/
Edward J. Kelly, III/1,4/ John J. Roberts/2,4/
Thomas H. Lenagh/3,4/     Susan C. Schwab/1,3/
W.D. MacCallan/2,4/       Robert J.M. Wilson/1,3/
W. Perry Neff/1,2/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober           Chairman and
                           Chief Executive Officer
Richard F. Koloski        President
Joseph M. Truta           Executive Vice President
Nancy J.F. Prue           Vice President--Research
Lawrence L. Hooper, Jr.   Vice President, Secretary
                           and General Counsel
Maureen A. Jones          Vice President and
                           Chief Financial Officer
Christine M. Sloan        Assistant Treasurer
Geraldine H. Stegner      Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (3/31/02)           $25.25
Net Asset Value (3/31/02) $26.29
Discount:                   4.0%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

                               ----------------
                             Distributions in 2002
                               ----------------

                         From Investment Income
                         (paid or declared)      $0.17
                         From Net Realized Gains  0.09
                                                 -----
                         Total                   $0.26
                                                 =====

                            -----------------------
                          2002 Dividend Payment Dates
                            -----------------------

            March 1, 2002
            June 1, 2002
            September 1, 2002*
            December 27, 2002*

        *Anticipated

                                    [GRAPHIC]

                INVESTING IN RESOURCES
         FOR THE FUTURE

[LOGO] PETROLEUM & RESOURCES CORPORATION
                                     (R)
                             FIRST QUARTER REPORT
                        -------------------------------
                                March 31, 2002

                            LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------


We submit herewith the financial statements of the Corporation for the three months ended March 31, 2002. In addition, there is a schedule of investments provided along with other financial information.

Net assets of the Corporation at March 31, 2002 were $26.29 per share, compared with $24.90 per share at December 31, 2001 on the 21,147,563 shares outstanding on each date. On March 1, 2002, a distribution of $0.13 per share was paid consisting of $0.08 from 2001 long-term capital gain, $0.01 from 2001 short-term capital gain, $0.03 from 2001 investment income and $0.01 from 2002 investment income, all taxable in 2002. A 2002 investment income dividend of $0.13 per share has been declared to shareholders of record May 17, 2002, payable June 1, 2002.

Net investment income for the three months ended March 31, 2002 amounted to $1,608,637, compared with $1,990,619 for the same period in 2001. These earnings are equal to $0.08 and $0.09 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2002 amounted to $2,691,190, the equivalent of $0.13 per share.

The Annual Meeting, held on March 26, 2002 in Phoenix, Arizona, was well attended by shareholders. The results of the voting at the Annual Meeting are shown on page 12.

We encourage you to visit our newly-revamped website at www.peteres.com, where current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV. We have given the website a new look and have made it even easier to navigate and find up-to-date information about the Corporation. Also available at the website are a brief history of the Corporation, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 13 of this report.

We are pleased to announce effective March 26, 2002, the Board of Directors elected Ms. Maureen A. Jones to Vice President and Chief Financial Officer. Ms. Jones has been the Corporation's Treasurer since 1993 and was elected Vice President and Treasurer in 1998.

                               -----------------

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the fund is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,
/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer
/s/ RICHARD F. KOLOSKI
Richard F. Koloski,
President

April 19, 2002

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)

Assets
Investments* at value:
 Common stocks and convertible securities
   (cost $267,765,865)                                          $496,521,843
 Short-term investments (cost $57,026,756)                        57,026,756 $553,548,599
--------------------------------------------------------------------
Cash                                                                               33,912
Securities lending collateral                                                  74,806,723
Receivables:
 Investment securities sold                                                     1,621,498
 Dividends and interest                                                           538,132
Prepaid expenses and other assets                                               2,056,932
-----------------------------------------------------------------------------------------
    Total Assets                                                              632,605,796
-----------------------------------------------------------------------------------------
Liabilities
Open written option contracts at value (proceeds $252,695)                        243,250
Obligations to return securities lending collateral                            74,806,723
Accrued expenses                                                                1,546,032
-----------------------------------------------------------------------------------------
    Total Liabilities                                                          76,596,005
-----------------------------------------------------------------------------------------
    Net Assets                                                               $556,009,791
-----------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized
  50,000,000 shares; issued and outstanding 21,147,563 shares                $ 21,147,563
Additional capital surplus                                                    301,405,045
Undistributed net investment income                                             2,026,754
Undistributed net realized gain on investments                                  2,665,006
Unrealized appreciation on investments                                        228,765,423
-----------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                    $556,009,791
-----------------------------------------------------------------------------------------
    Net Asset Value per Share of Common Stock                                      $26.29
-----------------------------------------------------------------------------------------

* See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                       Three Months Ended March 31, 2002
                                  (unaudited)

Investment Income
 Income:
   Dividends                                                             $ 2,155,860
   Interest and other income                                                 268,416
------------------------------------------------------------------------------------
      Total income                                                         2,424,276
------------------------------------------------------------------------------------
 Expenses:
   Investment research                                                       338,090
   Administration and operations                                             158,014
   Directors' fees                                                            57,250
   Reports and stockholder communications                                     96,739
   Transfer agent, registrar and custodian expenses                           53,551
   Auditing and accounting services                                           20,268
   Legal services                                                              3,762
   Occupancy and other office expenses                                        22,230
   Travel, telephone and postage                                              17,451
   Other                                                                      48,284
------------------------------------------------------------------------------------
      Total expenses                                                         815,639
------------------------------------------------------------------------------------
      Net Investment Income                                                1,608,637
------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
 Net realized gain on security transactions                                2,691,190
 Change in unrealized appreciation on investments                         27,967,346
------------------------------------------------------------------------------------
      Net Gain on Investments                                             30,658,536
------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                           $32,267,173
------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Three Months Ended    Year Ended
                                                                   March 31, 2002   December 31, 2001
                                                                 ------------------ -----------------
                                                                    (unaudited)
From Operations:
 Net investment income                                              $  1,608,637      $  10,098,102
 Net realized gain on investments                                      2,691,190         22,308,303
 Change in unrealized appreciation on investments                     27,967,346       (164,346,055)
-----------------------------------------------------------------------------------------------------
   Change in net assets resulting from operations                     32,267,173       (131,939,650)
-----------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
 Net investment income                                                  (845,901)        (8,877,046)
 Net realized gain from investment transactions                       (1,903,279)       (22,032,850)
-----------------------------------------------------------------------------------------------------
   Decrease in net assets from distributions                          (2,749,180)       (30,909,896)
-----------------------------------------------------------------------------------------------------
From Capital Share Transactions:
 Value of shares issued in payment of distributions                      --              13,159,002
 Cost of shares purchased (Note 4)                                       --             (11,990,525)
-----------------------------------------------------------------------------------------------------
   Change in net assets from capital share transactions                  --               1,168,477
-----------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                            29,517,993       (161,681,069)
Net Assets:
 Beginning of period                                                 526,491,798        688,172,867
-----------------------------------------------------------------------------------------------------
 End of period (including undistributed net investment income of
   $2,026,754 and $1,264,018, respectively)                         $556,009,791      $ 526,491,798
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                   NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.  FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 2002 was $325,006,048, and net unrealized appreciation aggregated $228,795,246, of which the related gross unrealized appreciation and depreciation were $234,889,030 and $6,093,784, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.  INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2002 were $11,366,920 and $11,256,773, respectively. Options may be written or purchased by the Corporation. The Corporation, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing options is limited to the premium originally paid. Option transactions comprised an insignificant portion of operations during the period ended March 31, 2002. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4.  CAPITAL STOCK

The Corporation has 5,000,000 unissued preferred shares without par value.

On December 27, 2001, the Corporation issued 579,054 shares of its Common Stock at a price of $22.725 per share (the average market price on December 10, 2001) to stockholders of record November 19, 2001 who elected to take stock in payment of the distribution from 2001 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. Transactions in Common Stock for 2002 and 2001 were as follows:

                                 Shares                     Amount
                        ------------------------  -------------------------
                        Three months              Three months
                           ended      Year ended     ended      Year ended
                         March 31,   December 31,  March 31,   December 31,
                            2002         2001         2002         2001
                        ------------ ------------ ------------ ------------
    Shares issued in
     payment of
     dividends               --         579,054       $ --     $ 13,159,002
    -------------------------------------------------------------------------
       Total increase        --         579,054         --     $ 13,159,002
    -------------------------------------------------------------------------
    Shares purchased
     (at an average
     discount from net
     asset value of 0%
     and 16.6%,
     respectively)           --        (429,150)        --      (11,990,525)
    -------------------------------------------------------------------------
       Total decrease        --        (429,150)      $ --     $(11,990,525)
    -------------------------------------------------------------------------
    Net change               --         149,904       $ --     $  1,168,477
    ------------------------------------------------------------------------

The Corporation held a total of 42,832 shares at March 31, 2002 and December 31, 2001 at a total cost of $1,061,166.

--------------------------------------------------------------------------------


The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporation's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 2002, there were 148,997 options outstanding at a weighted average exercise price of $17.1543 per share. During the three months ended March 31, 2002, the Corporation granted options including stock appreciation rights for 23,769 shares of common stock with an exercise price of $23.1350. During the period stock appreciation rights relating to 500 stock option shares were exercised at a weighted average market price of $25.24 per share and the stock options relating to these rights, which had a weighted average exercise price of $9.7117, were cancelled. At March 31, 2002, there were outstanding exercisable options to purchase 48,062 common shares at $9.7117-$25.9338 (weighted average price of $15.2960 per share and unexercisable options to purchase 124,204 common shares at $9.7117-$25.9338 per share (weighted average price of $18.9227). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 5.1089 years and 7.0014 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the three months ended March 31, 2002 was $212,786. At March 31, 2002, there were 274,929 shares available for future option grants.

5.  RETIREMENT PLANS

The Corporation provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last five years of employment. The Corporation's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets, consisting primarily of investments in individual stocks, bonds and mutual funds were $4,468,340. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 7.25%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of March 31, 2002 was $3,692,541. Prepaid pension cost included in other assets at March 31, 2002 was $1,656,896.

In addition, the Corporation has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Corporation does not provide postretirement medical benefits.

6.  EXPENSES

The cumulative amount of accrued expenses at March 31, 2002 for employees and former employees of the Corporation was $1,616,189. Aggregate remuneration paid or accrued during the three months ended March 31, 2002 to officers and directors amounted to $375,105.

7.  PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2002, the Corporation had outstanding loans of $72,272,566 and held collateral of $74,806,723.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                             Three Months Ended
                                             -------------------
                                                 (unaudited)
                                                                            Year Ended December 31
                                             March 31, March 31, --------------------------------------------
                                               2002      2001      2001     2000     1999     1998     1997
                                             --------- --------- -------- -------- -------- -------- --------
Per Share Operating Performance*
Net asset value, beginning of period           $24.90    $32.69    $32.69   $26.32   $22.87   $27.64   $24.73
-------------------------------------------------------------------------------------------------------------
Net investment income                            0.08      0.09      0.49     0.37     0.48     0.55     0.51
Net realized gains and change in un-realized
 appreciation (depreciation) and other
 changes                                         1.44    (1.88)    (6.84)     7.46     4.51   (3.79)     3.95
-------------------------------------------------------------------------------------------------------------
Total from investment operations                 1.52    (1.79)    (6.35)     7.83     4.99   (3.24)     4.46
-------------------------------------------------------------------------------------------------------------
Capital share repurchases                          --      0.03      0.06     0.28     0.01       --       --
-------------------------------------------------------------------------------------------------------------
Less distributions
Dividends from net investment income           (0.04)    (0.05)    (0.43)   (0.39)   (0.48)   (0.52)   (0.51)
Distributions from net realized gains          (0.09)    (0.08)    (1.07)   (1.35)   (1.07)   (1.01)   (1.04)
-------------------------------------------------------------------------------------------------------------
Total distributions                            (0.13)    (0.13)    (1.50)   (1.74)   (1.55)   (1.53)   (1.55)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $26.29    $30.80    $24.90   $32.69   $26.32   $22.87   $27.64
-------------------------------------------------------------------------------------------------------------
Per share market price, end of period          $25.25    $27.20    $23.46   $27.31   $21.50   $20.42   $24.33
Total Investment Return
Based on market price                            8.2%      0.5%    (8.7)%    36.1%    13.3%  (10.0)%    11.7%
Based on net asset value                         6.1%    (5.4)%   (19.0)%    33.1%    23.8%  (11.1)%    18.9%
Ratios/Supplemental Data
Net assets, end of period (in 000's)         $556,010  $639,944  $526,492 $688,173 $565,075 $474,821 $556,453
Ratio of expenses to average net assets        0.62%+    0.40%+     0.35%    0.59%    0.43%    0.31%    0.47%
Ratio of net investment income to average
 net assets                                    1.22%+    1.21%+     1.67%    1.24%    1.86%    2.13%    1.91%
Portfolio turnover                             2.68%+   14.65%+     6.74%    7.68%   11.89%   12.70%   13.09%
Number of shares outstanding at end of
 period (in 000's)*                            21,148    20,780    21,148   21,054   21,471   20,762   20,134

--------
*Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)

                                                  Shares    Value (A)
                                                 --------- ------------
        Stocks And Convertible Securities -- 89.3%
          Energy -- 79.1%
           Internationals -- 29.4%
            BP plc ADR                             482,000 $ 25,594,200
            ChevronTexaco Corp.                    270,000   24,372,900
            Exxon Mobil Corp.                    1,200,000   52,596,000
            Royal Dutch Petroleum Co.              780,000   42,369,600
            "Shell" Transport and Trading
             Co., plc ADR                          200,000    8,856,000
            TotalFinaElf ADR (B)                   125,000    9,575,000
                                                           ------------
                                                            163,363,700
                                                           ------------
           Domestics -- 8.1%
            Amerada Hess Corp. (B)                  80,000    6,348,800
            Conoco Inc.                            300,000    8,754,000
            Kerr McGee Corp. (B)                   177,153   11,134,066
            Murphy Oil Corp. (B)                    93,500    8,976,000
            Unocal Capital Trust $3.125
             Conv. Pfd.                             72,540    3,717,675
            Unocal Corp. (B)                       150,000    5,842,500
                                                           ------------
                                                             44,773,041
                                                           ------------
           Producers -- 11.6%
            Anadarko Petroleum Corp. (B)           250,000   14,110,000
            Apache Corp. (B)                       154,000    8,759,520
            Devon Energy Corp.                      80,000    3,861,600
            EOG Resources, Inc.                    200,000    8,112,000
            Noble Affiliates Inc.                  125,000    4,882,500
            Occidental Petroleum Corp.             175,000    5,101,250
            Ocean Energy, Inc.                     550,000   10,884,500
            Pioneer Natural Resources Co. (C)      200,000    4,458,000
            Stone Energy Corp. (C)                 104,300    4,041,625
                                                           ------------
                                                             64,210,995
                                                           ------------
           Distributors -- 17.5%
            Atmos Energy Corp. (B)                 139,500    3,292,200
            Duke Energy Corp. 8.25% Conv.
             Pfd. due 2004                         160,000    4,113,600
            Duke Energy Corp. (B)                  100,000    3,780,000
            El Paso Corp.                          300,000   13,209,000
            Energen Corp.                          250,000    6,612,500
            Equitable Resources Inc.               361,000   12,566,410
            Keyspan Corp.                          220,000    8,005,800
            Kinder Morgan, Inc.                    162,500    7,869,875
            National Fuel Gas Co.                  200,000    4,870,000
            New Jersey Resources, Inc.             277,500    8,391,600
            Northwestern Corp.                     200,000    4,400,000
            Questar Corp. (B)                      268,000    6,890,280
            TECO Energy, Inc. (B)                  200,000    5,726,000
            Williams Companies 9.0%
             FELINE PACS due 2005                  120,000    3,075,600
            Williams Companies, Inc. (B)           200,000    4,712,000
                                                           ------------
                                                             97,514,865
                                                           ------------

                                                 Shares   Value (A)
                                                 ------- ------------
             Services -- 11.6%
              BJ Services Co. (C)                400,000 $ 13,788,000
              Core Laboratories N.V. (C)         209,400    3,090,744
              Global Santa Fe Corp.              180,000    5,886,000
              Grant Prideco Inc. (C)             308,000    4,213,440
              Nabors Industries, Inc. (B) (C)    200,000    8,450,000
              Schlumberger Ltd.                  229,400   13,493,308
              Transocean Sedco Forex Inc.        200,000    6,646,000
              Weatherford International,
               Inc. (B)(C)                       190,000    9,049,700
                                                         ------------
                                                           64,617,192
                                                         ------------
             Electrical Power --  0.9%
              Dynegy, Inc. Class A (B)           175,000    5,075,000
                                                         ------------
                                                            5,075,000
                                                         ------------
            Basic Industries -- 10.2%
             Basic Materials & Other -- 5.9%
              Arch Coal Inc.                     175,000    3,741,500
              Engelhard Corp.                    250,000    7,757,500
              General Electric Co.               350,000   13,107,500
              Philadelphia Suburban Corp.        120,000    2,820,000
              Rohm & Haas Co.                    130,000    5,495,100
                                                         ------------
                                                           32,921,600
                                                         ------------
             Paper and Forest Products -- 4.3%
              Boise Cascade Corp. 7.5% ACES
               due 2004                           51,000    2,848,350
              Boise Cascade Corp.                205,000    7,429,200
              Meadwestvaco Corp.                 210,000    6,961,500
              Temple-Inland, Inc.                120,000    6,806,400
                                                         ------------
                                                           24,045,450
                                                         ------------
          Total Stocks And Convertible Securities
             (Cost $267,765,865) (D)                      496,521,843
                                                         ------------

--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)



                                                 Prin. Amt. Value (A)
                                                 ---------- ----------

          Short-Term Investments -- 10.3%
             U.S. Government Obligations -- 1.3%
              U.S. Treasury Bills,
               1.65%, due 5/23/02                $7,000,000 $6,983,114
                                                            ----------
             Certificates of Deposit -- 0.9%
              Mercantile Safe Deposit &
                Trust Co., 2.04%, due 5/22/02     5,000,000  5,000,000
                                                            ----------
             Commercial Paper -- 8.1%
              AIG Funding, Inc.,
               1.74-1.81%, due 4/16/02 -
               4/25/02                            5,000,000  4,995,823
              ChevronTexaco Corp.,
               1.79 - 1.80%, due 4/4/02 -
               4/9/02                             5,000,000  4,998,662
              CVS Corp.,
               1.73%, due 4/23/02                 3,045,000  3,041,781
              General Electric Capital Corp.,
               1.81%, due 4/16/02                 5,000,000  4,996,229
              GMAC MINT,
               1.88%, due 4/2/02                  5,000,000  4,999,739

                                              Prin. Amt.  Value (A)
                                              ---------- ------------

              IBM Corp.,
               1.76%, due 4/4/02              $5,000,000 $  4,999,267
              Nestle Capital Corp.,
               1.70%, due 4/25/02              4,000,000    3,995,467
              United Parcel Service, Inc.,
               1.68%, due 4/18/02              3,200,000    3,197,460
              Verizon Network Funding
               Corp., 1.75%, due 4/19/02       4,829,000    4,824,775
              Wells Fargo Financial, Inc.,
               1.82%, due 4/23/02              5,000,000    4,994,439
                                                         ------------
                                                           45,043,642

                                                         ------------
          Total Short-Term Investments
             (Cost $57,026,756)                            57,026,756
                                                         ------------
          Total Investments
             (Cost $324,792,621)                          553,548,599
             Cash, receivables and other
              assets, less liabilities                      2,461,192
                                                         ------------
          Net Assets--100.0%                             $556,009,791
                                                         ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) All or a portion of these securities is on loan. See Note 7 to Financial Statements.
(C) Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at March 31, 2002 covering open call option contracts written was $5,289,900. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $2,662,500.

                   PRINCIPAL CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 During the Three Months Ended March 31, 2002
                                  (unaudited)


                                                             Shares
                                             ---------------------------------------
                                                                           Held
                                             Additions     Reductions March 31, 2002
                                             ---------     ---------- --------------
Arch Coal Inc...............................   20,000                     175,000
ChevronTexaco Corp..........................   17,600                     270,000
Duke Energy Corp............................   22,800                     100,000
New Jersey Resources, Inc...................   92,500/(1)/                277,500
Pioneer Natural Resources Co................   30,000                     200,000
Rohm & Haas Co..............................  130,000                     130,000
Williams Companies 9.0% FELINE PACS due 2005  120,000                     120,000
Anadarko Petroleum Corp.....................                 47,746       250,000
Devon Energy Corp...........................                 42,500        80,000
Engelhard Corp..............................                 50,000       250,000
Exxon Mobil Corp............................                 14,462     1,200,000
General Electric Co.........................                 50,000       350,000
Mirant Trust 6.25% Conv. Pfd. Ser. A........                  8,000          --
Mirant Corp.................................                149,000          --
Royal Dutch Petroleum Co....................                 30,000       780,000

--------
(1) By stock split.
                               -----------------

FORWARD-LOOKING STATEMENTS

This report contains "forward-looking statements" within the meaning of the Securities Act of 1933 and the Securities and Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Corporation's actual results are the performance of the portfolio of stocks held by the Corporation, the conditions in the U.S. and international financial, petroleum and other markets, the price at which shares of the Corporation will trade in the public markets, and other factors discussed in the Corporation's periodic filings with the Securities and Exchange Commission.

                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                 Dividends    Distributions
                                                        Net         from          from
                                                       Asset   Net Investment Net Realized
                             Value of      Shares    Value per     Income         Gains
December 31                 Net Assets  Outstanding*  Share*     per Share*    per Share*
-----------                ------------ ------------ --------- -------------- -------------
1992...................... $320,241,282  17,369,255   $18.44        $.51          $ .82
1993......................  355,836,592  18,010,007    19.76         .55            .87
1994......................  332,279,398  18,570,450    17.89         .61            .79
1995......................  401,404,971  19,109,075    21.01         .58            .81
1996......................  484,588,990  19,598,729    24.73         .55            .88
1997......................  566,452,549  20,134,181    27.64         .51           1.04
1998......................  474,821,118  20,762,063    22.87         .52           1.01
1999......................  565,075,001  21,471,270    26.32         .48           1.07
2000......................  688,172,867  21,053,644    32.69         .39           1.35
2001......................  526,491,798  21,147,563    24.90         .43           1.07
March 31, 2002 (unaudited)  556,009,791  21,147,563    26.29         .17+           .09

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+ Paid or declared.
                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange
                       Petroleum & Resources Corporation
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                           Website: www.peteres.com
                          E-mail: contact@peteres.com
                  Telephone: (410) 752-5900 or (800) 638-2479
                      Counsel: Chadbourne & Parke L.L.P.
              Independent Accountants: PricewaterhouseCoopers LLP
              Transfer Agent, Registrar & Custodian of Securities
                             The Bank of New York
                              101 Barclay Street
                              New York, NY 10286
          The Bank's Shareholder Relations Department: (866) 723-8330
                     E-mail: Shareowner-svcs@bankofny.com
                        annual meeting of stockholders
--------------------------------------------------------------------------------

The Annual Meeting of Stockholders was held on March 26, 2002. For those nominated, the following votes were cast for directors:

                                                       votes
                                           votes for  withheld
                                           ---------- --------
                 (A) Enrique R. Arzac:     16,666,659 185,561

                 (B) Daniel E. Emerson:    16,610,743 241,477

                 (C) Edward J. Kelly, III: 16,653,843 198,377

                 (D) Thomas H. Lenagh:     16,569,874 282,346

                 (E) W.D. MacCallan:       16,620,869 231,351

                 (F) W. Perry Neff:        16,604,242 247,978

                 (G) Douglas G. Ober:      16,656,172 196,048

                 (H) Landon Peters:        16,643,582 208,638

                 (I) John J. Roberts:      16,581,393 270,827

                 (J) Susan C. Schwab:      16,642,378 209,842

                 (K) Robert J.M. Wilson:   16,580,843 271,377

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the firm of independent accountants of the Corporation for 2002 was approved with 16,608,886 votes for, 136,368 votes against, and 106,966 votes abstaining.


                               -----------------


 This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                     SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and
(b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

                            Initial Enrollment $7.50

A one-time fee for new accounts who are not currently registered holders.

                  Optional Cash Investments
                   Service Fee            $2.50 per investment
                   Brokerage Commission        $0.05 per share
                  Reinvestment of Dividends**
                   Service Fee          10% of amount invested
                             (maximum of $2.50 per investment)
                   Brokerage Commission        $0.05 per share

            Sale of Shares
             Service Fee                                     $10.00
             Brokerage Commission                   $0.05 per share
            Deposit of Certificates for safekeeping        Included
            Book to Book Transfers                         Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
                (existing holders)                         $50.00
              Electronic Funds Transfer (monthly
                minimum)                                   $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders
For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Automatic Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------
The Corporation                    The Transfer Agent
Petroleum & Resources Corp.        The Bank of New York
Lawrence L. Hooper, Jr.,           Shareholder Relations
                                     Dept.-8W
Vice President, Secretary and      P.O. Box 11258
  General Counsel                  Church Street Station
Seven St. Paul Street, Suite 1140  New York, NY 10286
Baltimore, MD 21202                (866) 723-8330
(800) 638-2479
Website:                           Website: http://stock.bankofny.com
www.peteres.com                    E-mail:
E-mail:                            Shareowner-svcs@
contact@peteres.com                bankofny.com

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution may be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.